SHARE CAPITAL - Summary of Authorized Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Oct. 24, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Feb. 29, 2016	Jan. 31, 2016
Class of Stock [Line Items]
Common stock, shares, authorized				150,000,000	120,000,000		600,000,000	500,000,000
Share capital, par value (in dollars per share)	$ 0.05		$ 0.05	$ 0.05	$ 0.05	$ 0.01	$ 0.01	$ 0.01
Common Stock $0.05 Par Value [Member]
Class of Stock [Line Items]
Common stock, shares, authorized	150,000,000
Share capital, par value (in dollars per share)	$ 0.05
Common Stock, value, authorized	$ 7,500	$ 7,500